Expense Example - Nationwide Government Money Market Fund	Investor Shares 1 Year	Investor Shares 3 Years	Investor Shares 5 Years	Investor Shares 10 Years	Service Class Shares 1 Year	Service Class Shares 3 Years	Service Class Shares 5 Years	Service Class Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years
USD ($)	56	181	316	712	75	242	424	950	46	149	261	590